Intangible assets, net - Summary of changes in the Company's intangibles assets (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Sale of intangible assets			$ (30,987)
Claims Cost Recovery Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Balance as of December 31, 2022			3,363,156	$ 84,218	$ 84,218
Acquisitions of CCRAs			286,929
Amortization expense	$ (121,000)	$ (111,900)	(355,481)	$ (153,600)	(266,900)	$ (164)	$ (125)
Sale of intangible assets			(40,897)
Total	$ 3,253,707		$ 3,253,707		$ 3,363,156	$ 84,218